Financial Liability Convertible to Equity - Schedule of Financial Liability Convertible to Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Financial Liability Convertible to Equity [Abstract]
Balance	$ 3,200,000	$ 2,700,000	$ 2,700,000
Converted to common shares	(3,200,000)
Foreign exchange adjustment			(92,543)
Changes in fair value			592,543
Balance			$ 3,200,000